Average Annual Total Returns - VIPOverseasPortfolio-InvestorPRO - VIPOverseasPortfolio-InvestorPRO - VIP Overseas Portfolio	Apr. 29, 2023
VIP Overseas Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(24.54%)
Past 5 years	2.53%
Past 10 years	5.67%
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%